14008422

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

Received SEC

NOV 17 2014

Washington, DC 20549

Lisa Roberts
Vice President
Listing Qualifications

001-36745

By Electronic Mail

November 17, 2014

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 13, 2014 The Nasdaq Stock Market (the "Exchange") received from Applied DNA Sciences, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.001 per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts